FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 103.2%
	AEROSPACE/DEFENSE — 1.9%
955	Boeing Co.*,1	$145,198
371	Lockheed Martin Corp.[1]	216,872
2,414	RTX Corp.[1]	292,480
		654,550
	AEROSPACE/DEFENSE-EQUIPMENT — 1.0%
1,827	General Electric Co. DBA GE Aerospace[1]	344,536

	APPLICATIONS SOFTWARE — 7.9%
300	Intuit, Inc.[1]	186,300
5,486	Microsoft Corp.[1]	2,360,626
219	ServiceNow, Inc.*,1	195,871
		2,742,797
	ATHLETIC FOOTWEAR — 0.6%
2,320	NIKE, Inc. - Class B1	205,088

	AUTO-CARS/LIGHT TRUCKS — 1.8%
3,219	Ford Motor Co.[1]	33,993
2,264	Tesla, Inc.*,1	592,330
		626,323
	BEVERAGES - NON-ALCOHOLIC — 1.7%
4,319	Coca-Cola Co.[1]	310,363
1,569	PepsiCo, Inc.[1]	266,809
		577,172
	CABLE TV — 0.4%
3,189	Comcast Corp. - Class A1	133,205

	COMMERCIAL SERVICES-FINANCE — 0.7%
1,106	PayPal Holdings, Inc.*,1	86,301
332	S&P Global, Inc.[1]	171,518
		257,819
	COMPUTER SERVICES — 1.3%
671	Accenture PLC - Class A1,2	237,185
977	International Business Machines Corp.[1]	215,995
		453,180
	COMPUTERS — 7.2%
10,791	Apple, Inc.[1]	2,514,303

	CONSUMER PRODUCTS-MISCELLANEOUS — 0.1%
308	Kimberly-Clark Corp.[1]	43,822

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COSMETICS & TOILETRIES — 1.3%
751	Colgate-Palmolive Co.[1]	$77,961
2,149	Procter & Gamble Co.[1]	372,207
		450,168
	DIAGNOSTIC EQUIPMENT — 1.1%
608	Danaher Corp.[1]	169,036
357	Thermo Fisher Scientific, Inc.[1]	220,830
		389,866
	DIVERSIFIED BANKING INSTITUTION — 0.4%
1,296	Morgan Stanley[1]	135,095

	DIVERSIFIED MANUFACTURING — 0.4%
927	3M Co.[1]	126,721

	E-COMMERCE/PRODUCTS — 4.4%
8,285	Amazon.com, Inc.*,1	1,543,744

	E-COMMERCE/SERVICE — 1.1%
50	Booking Holdings, Inc.[1]	210,606
2,415	Uber Technologies, Inc.*,1	181,511
		392,117
	ELECTRIC PRODUCTS-MISCELLANEOUS — 0.3%
957	Emerson Electric Co.[1]	104,667

	ELECTRIC-DISTRIBUTION — 0.3%
2,190	Exelon Corp.[1]	88,805

	ELECTRIC-INTEGRATED — 2.3%
1,695	Duke Energy Corp.[1]	195,433
4,513	NextEra Energy, Inc.[1]	381,484
2,399	Southern Co.[1]	216,342
		793,259
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — 11.4%
1,486	Advanced Micro Devices, Inc.*,1	243,823
4,038	Broadcom, Inc.[1]	696,555
3,878	Intel Corp.[1]	90,978
22,722	NVIDIA Corp.[1]	2,759,359
835	Texas Instruments, Inc.[1]	172,486
		3,963,201
	ELECTRONIC FORMS — 0.7%
487	Adobe, Inc.*,1	252,159

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	ENTERPRISE SOFTWARE/SERVICE — 1.6%
1,700	Oracle Corp.[1]	$289,680
1,041	Salesforce, Inc.[1]	284,932
		574,612
	FINANCE-CREDIT CARD — 3.0%
590	American Express Co.[1]	160,008
849	Mastercard, Inc. - Class A1	419,236
1,635	Visa, Inc. - Class A1	449,543
		1,028,787
	FINANCE-INVESTMENT BANKER/BROKER — 0.8%
1,526	Charles Schwab Corp.[1]	98,900
334	Goldman Sachs Group, Inc.[1]	165,367
		264,267
	FOOD-CONFECTIONER — 0.3%
1,510	Mondelez International, Inc. - Class A1	111,242

	INDUSTRIAL GASES — 2.3%
1,678	Linde PLC[1,2]	800,171

	INSTRUMENTS-CONTROLS — 0.7%
1,107	Honeywell International, Inc.[1]	228,828

	INTERNET CONTENT-ENTERTAINMENT — 3.6%
1,762	Meta Platforms, Inc. - Class A1	1,008,639
348	Netflix, Inc.*,1	246,826
		1,255,465
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.4%
143	BlackRock, Inc.[1]	135,780

	MACHINERY-CONSTRUCTION & MINING — 1.0%
856	Caterpillar, Inc.[1]	334,799

	MACHINERY-FARM — 0.5%
450	Deere & Co.[1]	187,799

	MEDICAL INSTRUMENTS — 0.7%
493	Intuitive Surgical, Inc.*,1	242,196

	MEDICAL PRODUCTS — 1.3%
2,428	Abbott Laboratories[1]	276,816
1,862	Medtronic PLC[1,2]	167,636
		444,452

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	MEDICAL-BIOMEDICAL/GENERICS — 0.7%
494	Amgen, Inc.[1]	$159,172
1,151	Gilead Sciences, Inc.[1]	96,500
		255,672
	MEDICAL-DRUGS — 5.3%
1,631	AbbVie, Inc.[1]	322,090
1,880	Bristol-Myers Squibb Co.[1]	97,271
737	Eli Lilly & Co.[1]	652,938
2,224	Johnson & Johnson[1]	360,421
2,341	Merck & Co., Inc.[1]	265,844
5,217	Pfizer, Inc.[1]	150,980
		1,849,544
	MEDICAL-HM — 2.7%
329	Elevance Health, Inc.[1]	171,080
1,294	UnitedHealth Group, Inc.[1]	756,576
		927,656
	MULTI-LINE INSURANCE — 2.3%
1,917	Chubb Ltd.[1,2]	552,844
2,922	MetLife, Inc.[1]	241,006
		793,850
	MULTIMEDIA — 0.4%
1,453	Walt Disney Co.[1]	139,764

	NETWORKING PRODUCTS — 1.5%
10,023	Cisco Systems, Inc.[1]	533,424

	NON-HAZARDOUS WASTE DISPOSAL — 1.3%
2,099	Waste Management, Inc.[1]	435,752

	OIL COMP-EXPLORATION & PRODUCTION — 0.5%
1,701	ConocoPhillips[1]	179,081

	OIL COMP-INTEGRATED — 3.0%
2,514	Chevron Corp.[1]	370,237
5,737	Exxon Mobil Corp.[1]	672,491
		1,042,728
	PHARMACY SERVICES — 0.3%
1,797	CVS Health Corp.[1]	112,995

	PROPERTY/CASUALTY INSURANCE — 2.5%
1,866	Berkshire Hathaway, Inc. - Class B*,1	858,845

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	REITS-DIVERSIFIED — 2.1%
3,129	American Tower Corp., REIT[1]	$727,680

	RETAIL-BUILDING PRODUCTS — 1.5%
911	Home Depot, Inc.[1]	369,137
526	Lowe's Cos., Inc.[1]	142,467
		511,604
	RETAIL-DISCOUNT — 2.1%
409	Costco Wholesale Corp.[1]	362,587
426	Target Corp.[1]	66,396
3,954	Walmart, Inc.[1]	319,286
		748,269
	RETAIL-RESTAURANTS — 1.4%
1,033	McDonald's Corp.[1]	314,559
1,628	Starbucks Corp.[1]	158,714
		473,273
	SEMICON COMPONENTS-INTEGRATED CIRCUITS — 0.5%
1,024	QUALCOMM, Inc.[1]	174,131

	SEMICONDUCTOR EQUIPMENT — 0.4%
770	Applied Materials, Inc.[1]	155,579

	SUPER-REGIONAL BANKS-US — 3.3%
6,196	Bank of America Corp.[1]	245,857
1,722	Citigroup, Inc.[1]	107,797
2,602	JPMorgan Chase & Co.[1]	548,658
1,401	U.S. Bancorp[1]	64,068
3,268	Wells Fargo & Co.[1]	184,609
		1,150,989
	TELEPHONE-INTEGRATED — 0.9%
6,764	AT&T, Inc.[1]	148,808
3,977	Verizon Communications, Inc.[1]	178,607
		327,415
	TOBACCO — 0.9%
1,963	Altria Group, Inc.[1]	100,192
1,723	Philip Morris International, Inc.[1]	209,172
		309,364
	TRANSPORT-RAIL — 0.5%
715	Union Pacific Corp.[1]	176,233

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	TRANSPORT-SERVICES — 0.5%
271	FedEx Corp.[1]	$74,167
849	United Parcel Service, Inc. - Class B1	115,753
		189,920
	WEB PORTALS/ISP — 4.1%
4,699	Alphabet, Inc. - Class A1	779,329
3,955	Alphabet, Inc. - Class C1	661,237
		1,440,566
	TOTAL COMMON STOCKS
	(Cost $35,529,134)	35,915,329

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS — 10.9%
	CALL OPTIONS — 4.2%
	S&P 500 Index
27	Exercise Price: $6,000.00, Notional Amount: $16,200,027, Expiration Date: July 31, 2026*	1,458,778
	TOTAL CALL OPTIONS
	(Cost $923,447)	1,458,778

	PUT OPTIONS — 6.7%
	iShares Core S&P 500 Index ETF
19	Exercise Price: $545.91, Notional Amount: $1,037,229, Expiration Date: July 31, 2026*	51,934
	S&P 500 Index
27	Exercise Price: $5,000.00, Notional Amount: $13,500,027, Expiration Date: July 31, 2026*	566,969
62	Exercise Price: $5,459.10, Notional Amount: $33,846,420, Expiration Date: July 31, 2026*	1,729,183
	TOTAL PUT OPTIONS
	(Cost $3,331,382)	2,348,086
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,254,829)	3,806,864
	TOTAL INVESTMENTS — 114.1%
	(Cost $39,783,963)	39,722,193
	Liabilities in Excess of Other Assets — (14.1)%	(4,916,087)
	TOTAL NET ASSETS — 100.0%	$34,806,106

	WRITTEN OPTIONS CONTRACTS — (13.5)%
	CALL OPTIONS — (9.9)%
	3M Co.
(3)	Exercise Price: $138.00, Notional Amount: $(41,400),Expiration Date: October 4, 2024*	(221)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
	Abbott Laboratories
(7)	Exercise Price: $113.00, Notional Amount: $(79,100), Expiration Date: October 4, 2024*	$(1,120)
	AbbVie, Inc.
(4)	Exercise Price: $195.00, Notional Amount: $(78,000), Expiration Date: October 4, 2024*	(1,296)
	Accenture PLC - Class A
(2)	Exercise Price: $352.50, Notional Amount: $(70,500), Expiration Date: October 4, 2024*	(690)
	Adobe, Inc.
(1)	Exercise Price: $515.00, Notional Amount: $(51,500), Expiration Date: October 4, 2024*	(747)
	Advanced Micro Devices, Inc.
(4)	Exercise Price: $165.00, Notional Amount: $(66,000), Expiration Date: October 4, 2024*	(1,026)
	Alphabet, Inc. - Class A
(13)	Exercise Price: $165.00, Notional Amount: $(214,500), Expiration Date: October 4, 2024*	(3,100)
	Alphabet, Inc. - Class C
(11)	Exercise Price: $165.00, Notional Amount: $(181,500), Expiration Date: October 4, 2024*	(3,547)
	Altria Group, Inc.
(5)	Exercise Price: $51.00, Notional Amount: $(25,500), Expiration Date: October 4, 2024*	(203)
	Amazon.com, Inc.
(23)	Exercise Price: $187.50, Notional Amount: $(431,250), Expiration Date: October 4, 2024*	(4,232)
	American Express Co.
(2)	Exercise Price: $272.50, Notional Amount: $(54,500), Expiration Date: October 4, 2024*	(439)
	Amgen, Inc.
(1)	Exercise Price: $325.00, Notional Amount: $(32,500), Expiration Date: October 4, 2024*	(222)
	Apple, Inc.
(30)	Exercise Price: $227.50, Notional Amount: $(682,500), Expiration Date: October 4, 2024*	(18,750)
	Applied Materials, Inc.
(2)	Exercise Price: $205.00, Notional Amount: $(41,000), Expiration Date: October 4, 2024*	(518)
	AT&T, Inc.
(19)	Exercise Price: $22.00, Notional Amount: $(41,800), Expiration Date: October 4, 2024*	(333)
	Bank of America Corp.
(17)	Exercise Price: $39.50, Notional Amount: $(67,150), Expiration Date: October 4, 2024*	(986)
	Berkshire Hathaway, Inc. - Class B

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(5)	Exercise Price: $457.50, Notional Amount: $(228,750), Expiration Date: October 4, 2024*	$(2,325)
	Boeing Co.
(3)	Exercise Price: $157.50, Notional Amount: $(47,250), Expiration Date: October 4, 2024*	(311)
	Bristol-Myers Squibb Co.
(5)	Exercise Price: $51.00, Notional Amount: $(25,500), Expiration Date: October 4, 2024*	(473)
	Broadcom, Inc.
(11)	Exercise Price: $172.50, Notional Amount: $(189,750), Expiration Date: October 4, 2024*	(3,410)
	Caterpillar, Inc.
(2)	Exercise Price: $390.00, Notional Amount: $(78,000), Expiration Date: October 4, 2024*	(1,095)
	Charles Schwab Corp.
(4)	Exercise Price: $65.00, Notional Amount: $(26,000), Expiration Date: October 4, 2024*	(290)
	Chevron Corp.
(7)	Exercise Price: $145.00, Notional Amount: $(101,500), Expiration Date: October 4, 2024*	(2,089)
	Cisco Systems, Inc.
(28)	Exercise Price: $53.00, Notional Amount: $(148,400), Expiration Date: October 4, 2024*	(1,078)
	Citigroup, Inc.
(5)	Exercise Price: $62.00, Notional Amount: $(31,000), Expiration Date: October 4, 2024*	(590)
	Coca-Cola Co.
(12)	Exercise Price: $72.00, Notional Amount: $(86,400), Expiration Date: October 4, 2024*	(552)
	Colgate-Palmolive Co.
(2)	Exercise Price: $104.00, Notional Amount: $(20,800), Expiration Date: October 4, 2024*	(145)
	Comcast Corp. - Class A
(9)	Exercise Price: $41.50, Notional Amount: $(37,350), Expiration Date: October 4, 2024*	(419)
	ConocoPhillips
(5)	Exercise Price: $104.00, Notional Amount: $(52,000), Expiration Date: October 4, 2024*	(1,045)
	Costco Wholesale Corp.
(1)	Exercise Price: $885.00, Notional Amount: $(88,500), Expiration Date: October 4, 2024*	(1,027)
	CVS Health Corp.
(5)	Exercise Price: $61.00, Notional Amount: $(30,500), Expiration Date: October 4, 2024*	(1,092)
	Danaher Corp.

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(2)	Exercise Price: $277.50, Notional Amount: $(55,500), Expiration Date: October 4, 2024*	$(600)
	Deere & Co.
(1)	Exercise Price: $415.00, Notional Amount: $(41,500), Expiration Date: October 4, 2024*	(577)
	Eli Lilly & Co.
(2)	Exercise Price: $885.00, Notional Amount: $(177,000), Expiration Date: October 4, 2024*	(2,580)
	Emerson Electric Co.
(3)	Exercise Price: $109.00, Notional Amount: $(32,700), Expiration Date: October 4, 2024*	(368)
	Exxon Mobil Corp.
(16)	Exercise Price: $116.00, Notional Amount: $(185,600), Expiration Date: October 4, 2024*	(3,224)
	FedEx Corp.
(1)	Exercise Price: $267.50, Notional Amount: $(26,750), Expiration Date: October 4, 2024*	(722)
	Ford Motor Co.
(9)	Exercise Price: $11.00, Notional Amount: $(9,900), Expiration Date: October 4, 2024*	(41)
	General Electric Co. DBA GE Aerospace
(5)	Exercise Price: $185.00, Notional Amount: $(92,500), Expiration Date: October 4, 2024*	(1,975)
	Gilead Sciences, Inc.
(3)	Exercise Price: $84.00, Notional Amount: $(25,200), Expiration Date: October 4, 2024*	(212)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $500.00, Notional Amount: $(50,000), Expiration Date: October 4, 2024*	(335)
	Home Depot, Inc.
(3)	Exercise Price: $400.00, Notional Amount: $(120,000), Expiration Date: October 4, 2024*	(2,092)
	Honeywell International, Inc.
(3)	Exercise Price: $207.50, Notional Amount: $(62,250), Expiration Date: October 4, 2024*	(420)
	Intel Corp.
(11)	Exercise Price: $24.00, Notional Amount: $(26,400), Expiration Date: October 4, 2024*	(363)
	International Business Machines Corp.
(3)	Exercise Price: $222.50, Notional Amount: $(66,750), Expiration Date: October 4, 2024*	(426)
	Intuit, Inc.
(1)	Exercise Price: $620.00, Notional Amount: $(62,000), Expiration Date: October 4, 2024*	(810)
	Intuitive Surgical, Inc.

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(1)	Exercise Price: $480.00, Notional Amount: $(48,000), Expiration Date: October 4, 2024*	$(1,370)
	Johnson & Johnson
(6)	Exercise Price: $162.50, Notional Amount: $(97,500), Expiration Date: October 4, 2024*	(570)
	JPMorgan Chase & Co.
(7)	Exercise Price: $210.00, Notional Amount: $(147,000), Expiration Date: October 4, 2024*	(1,557)
	Kimberly-Clark Corp.
(1)	Exercise Price: $143.00, Notional Amount: $(14,300), Expiration Date: October 4, 2024*	(78)
	Lockheed Martin Corp.
(1)	Exercise Price: $585.00, Notional Amount: $(58,500), Expiration Date: October 4, 2024*	(470)
	Lowe's Cos., Inc.
(1)	Exercise Price: $267.50, Notional Amount: $(26,750), Expiration Date: October 4, 2024*	(443)
	Mastercard, Inc. - Class A
(2)	Exercise Price: $495.00, Notional Amount: $(99,000), Expiration Date: October 4, 2024*	(655)
	McDonald's Corp.
(3)	Exercise Price: $305.00, Notional Amount: $(91,500), Expiration Date: October 4, 2024*	(676)
	Medtronic PLC
(5)	Exercise Price: $90.00, Notional Amount: $(45,000), Expiration Date: October 4, 2024*	(353)
	Merck & Co., Inc.
(6)	Exercise Price: $113.00, Notional Amount: $(67,800), Expiration Date: October 4, 2024*	(849)
	Meta Platforms, Inc. - Class A
(5)	Exercise Price: $570.00, Notional Amount: $(285,000), Expiration Date: October 4, 2024*	(4,525)
	MetLife, Inc.
(8)	Exercise Price: $83.00, Notional Amount: $(66,400), Expiration Date: October 4, 2024*	(440)
	Microsoft Corp.
(15)	Exercise Price: $430.00, Notional Amount: $(645,000), Expiration Date: October 4, 2024*	(6,300)
	Mondelez International, Inc. - Class A
(4)	Exercise Price: $74.00, Notional Amount: $(29,600), Expiration Date: October 4, 2024*	(160)
	Morgan Stanley
(4)	Exercise Price: $104.00, Notional Amount: $(41,600), Expiration Date: October 4, 2024*	(526)
	Netflix, Inc.

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(1)	Exercise Price:$710.00, Notional Amount:$(71,000), Expiration Date: October4,2024*	(880)
	NextEra Energy, Inc.
(12)	Exercise Price: $85.00, Notional Amount: $(102,000), Expiration Date: October 4, 2024*	(990)
	NIKE, Inc. - Class B
(6)	Exercise Price: $90.00, Notional Amount: $(54,000), Expiration Date: October 4, 2024*	(1,488)
	NVIDIA Corp.
(63)	Exercise Price: $120.00, Notional Amount: $(756,000),Expiration Date: October 4, 2024*	(20,002)
	Oracle Corp.
(5)	Exercise Price: $167.50, Notional Amount: $(83,750), Expiration Date: October 4, 2024*	(1,837)
	PayPal Holdings, Inc.
(3)	Exercise Price: $78.00, Notional Amount: $(23,400), Expiration Date: October 4, 2024*	(341)
	PepsiCo, Inc.
(4)	Exercise Price: $170.00, Notional Amount: $(68,000), Expiration Date: October 4, 2024*	(566)
	Pfizer, Inc.
(14)	Exercise Price: $29.00, Notional Amount: $(40,600), Expiration Date: October 4, 2024*	(350)
	Philip Morris International, Inc.
(5)	Exercise Price: $121.00, Notional Amount: $(60,500),Expiration Date: October 4, 2024*	(600)
	Procter & Gamble Co.
(6)	Exercise Price: $175.00, Notional Amount: $(105,000), Expiration Date: October 4, 2024*	(285)
	QUALCOMM, Inc.
(3)	Exercise Price: $170.00, Notional Amount: $(51,000), Expiration Date: October 4, 2024*	(858)
	RTX Corp.
(7)	Exercise Price: $121.00, Notional Amount: $(84,700), Expiration Date: October 4, 2024*	(829)
	S&P 500 Index
(27)	Exercise Price: $5,000.00, Notional Amount: $(13,500,027), Expiration Date: July 31, 2026*	(3,301,854)
	S&P Global, Inc.
(1)	Exercise Price: $512.50, Notional Amount: $(51,250), Expiration Date: October 4, 2024*	(695)
	Salesforce, Inc.
(3)	Exercise Price: $275.00, Notional Amount: $(82,500), Expiration Date: October 4, 2024*	(871)
	ServiceNow, Inc.

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(1)	Exercise Price: $885.00, Notional Amount: $(88,500), Expiration Date: October 4, 2024*	$(1,585)
	Southern Co.
(7)	Exercise Price: $90.00, Notional Amount: $(63,000), Expiration Date: October 4, 2024*	(543)
	Starbucks Corp.
(4)	Exercise Price: $98.00, Notional Amount: $(39,200), Expiration Date: October 4, 2024*	(362)
	Target Corp.
(1)	Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: October 4, 2024*	(239)
	Tesla, Inc.
(6)	Exercise Price: $260.00, Notional Amount: $(156,000), Expiration Date: October 4, 2024*	(5,205)
	Texas Instruments, Inc.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: October 4, 2024*	(248)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $617.50, Notional Amount: $(61,750), Expiration Date: October 4, 2024*	(675)
	U.S. Bancorp
(4)	Exercise Price: $45.50, Notional Amount: $(18,200), Expiration Date: October 4, 2024*	(274)
	Uber Technologies, Inc.
(7)	Exercise Price: $76.00, Notional Amount: $(53,200), Expiration Date: October 4, 2024*	(570)
	Union Pacific Corp.
(2)	Exercise Price: $245.00, Notional Amount: $(49,000), Expiration Date: October 4, 2024*	(620)
	United Parcel Service, Inc. - Class B
(2)	Exercise Price: $135.00, Notional Amount: $(27,000), Expiration Date: October 4, 2024*	(487)
	UnitedHealth Group, Inc.
(4)	Exercise Price: $582.50, Notional Amount: $(233,000), Expiration Date: October 4, 2024*	(3,120)
	Verizon Communications, Inc.
(11)	Exercise Price: $45.00, Notional Amount: $(49,500), Expiration Date: October 4, 2024*	(369)
	Visa, Inc. - Class A
(5)	Exercise Price: $275.00, Notional Amount: $(137,500), Expiration Date: October 4, 2024*	(1,150)
	Walmart, Inc.
(11)	Exercise Price: $80.00, Notional Amount: $(88,000), Expiration Date: October 4, 2024*	(1,342)
	Walt Disney Co.

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(4)	Exercise Price: $96.00, Notional Amount: $(38,400), Expiration Date: October 4, 2024*	$(464)
	Waste Management, Inc.
(6)	Exercise Price: $205.00, Notional Amount: $(123,000), Expiration Date: October 4, 2024*	(1,950)
	Wells Fargo & Co.
(9)	Exercise Price: $56.00, Notional Amount: $(50,400), Expiration Date: October 4, 2024*	(936)
	TOTAL CALL OPTIONS
	(Proceeds $2,558,038)	(3,439,673)

	PUT OPTIONS — (3.6)%
	S&P 500 Index
(27)	Exercise Price: $6,000.00, Notional Amount: $(16,200,027), Expiration Date: July 31, 2026*	(1,244,246)
	TOTAL PUT OPTIONS
	(Proceeds $1,775,203)	(1,244,246)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $4,333,241)	$(4,683,919)

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for written options contracts. The market value of the securities pledged as collateral is $3,313,951, which represents 9.52% of the total net assets of the Fund.

2 Foreign security denominated in U.S. Dollars.

FT Vest Total Return Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles (“GAAP”) and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when an private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

FT Vest Total Return Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2024 (Unaudited)

In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FT Vest Total Return Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2024 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$35,915,329	$-	$-	$35,915,329
Total Investments	35,915,329	-	-	35,915,329
Purchased Options Contracts	-	3,806,864	-	3,806,864
Total Investments and Options	$35,915,329	$3,806,864	$-	$39,722,193

Liabilities
Written Options Contracts	$137,819	$4,546,100	$-	$4,683,919
Total Options	$137,819	$4,546,100	$-	$4,683,919

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.